Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Summary of Deferred Consideration Related to Acquisition

Summary of Deferred Consideration Related to Acquisitions

Components of deferred consideration short-term and long-term as of December 31, 2014, consisted of the following:

	Short- term	Long- term
	(in thousands)
Mojoness, Inc. (Acquired in 2012)	$490	$1,370
Typepad (Acquired in 2013)	—	2,800
Domain name business (Acquired in 2014)	9,027	—
Webzai (Acquired 2014)	—	2,617
BuyDomains (Acquired in 2014)	—	3,935
Arvixe (Acquired in 2014)	4,400	—

Total	$13,917	$10,722

Components of deferred consideration short-term and long-term as of December 31, 2015, consisted of the following:

	Short- term	Long- term
	(in thousands)
Mojoness, Inc. (Acquired in 2012)	$657	$813
Typepad (Acquired in 2013)	2,800	—
Webzai (Acquired 2014)	2,848	—
BuyDomains (Acquired in 2014)	4,283	—
Verio (Acquired in 2015)	2,474	—
WWWH (Acquired in 2015)	4,600	—
Ace (Acquired in 2015)	29,626	—
Ecommerce (Acquired in 2015)	4,200	—

Total	$51,488	$813